INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

	September 30, 2021	December 31, 2020
Deferred tax assets
Net operating losses	$2,634,433	$242,000
Depreciation and amortization	28,481	–
Research & development credit	54,571	–
Lease liability	481,554	–
Stock-based compensation	2,858,033	–
Accrued expenses	32,417	–
Other	336	–
Total	6,089,825	242,000
Valuation allowance	(5,607,482)	(242,000)
Net deferred tax asset	(482,343)	–
Deferred tax liabilities
Right of use assets	(482,343)	–
Net Deferred tax liabilities	$–	$–